NOTES PAYABLE – WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable Working Capital
SCHEDULE OF NOTE PAYABLE

NOTE PAYABLE SCHEDULE

Type	Original Amount	Origination Date	Maturity Date	Effective Annual Interest Rate	Balance at December 31, 2020	Balance at December 31, 2019
Note Payable (a)	$200,000	3/4/2018	12/31/2018	12%	$200,000	$200,000
Note Payable (b)	$7,000	1/9/2019			$9,073	$8,689
Note Payable (c)	$400,000	11/1/2018	5/1/2019	12%	$400,000	$400,000
Note Payable (d)	$300,000	12/31/2018	12/31/2020			$300,000
Note Payable (e)	$55,000	1/14/2019	3/15/2019	15%	$30,000	$30,000
Note Payable (f)	$150,000	3/1/2019	9/30/2019	20%	$0	$0
Note Payable (g)	$450,000	5/1/2019	5/1/2020	18%	$0	$450,000
Note Payable (h)	$180,000	7/5/2019	1/1/2020	18%	$0	$180,000
Note Payable (i)	$180,000	7/15/2019	1/11/2020	18%	$0	$180,000
Note Payable (j)	$225,000	8/22/2019	3/31/2020		$225,000	$165,000
Note Payable (k)	$180,000	8/26/2019	2/22/2020	18%	$0	$180,000
Note Payable (l)	$180,000	9/5/2019	3/3/2020	18%	$0	$180,000
Note Payable (m)	$90,000	9/13/2019	3/11/2020	18%	$0	$90,000
Note Payable (n)	$180,000	9/13/2019	3/11/2020	18%	$0	$180,000
Note Payable (o)	$90,000	9/23/2019	3/21/2020	18%	$0	$90,000
Note Payable (p)	$150,000	9/30/2019	3/31/2020	20%	$0	$150,000
Note Payable (q)	$180,000	10/15/2019	4/12/2020	18%	$95,000	$180,000
Note Payable (r)	$180,000	11/5/2019	5/3/2020	18%	$0	$180,000
Note Payable (s)	$90,000	11/12/2019	5/10/2020	18%	$0	$90,000
Note Payable (t)	$100,000	11/19/2019	11/19/2020	18%	$0	$50,000
Note Payable (u)	$75,000	11/20/2019	5/20/2020	16%	$0	$75,000
Note Payable (v)	$455,670	12/17/2019	6/4/2022	12%	$408,875	$455,670
Note Payable (w)	$134,386	12/20/2019				$134,386
Note Payable (x)		12/31/2019			$12,219	$17,400
Note Payable (y)	$201,000	1/30/2020	6/1/2020	12%	$183,000
Note Payable (z)	$125,000	1/31/2020	1/31/2021	7.5%	$0
Note Payable (aa)	$225,000	2/14/2020	1/14/2021	25%	$18,750
Note Payable (ab)	$90,000	2/18/2020	2/18/2021	18%	$0
Note Payable (ac)	$180,000	2/20/2020	2/20/2021	18%	$0
Note Payable (ad)	$200,000	3/6/2020	7/6/2021	12%	$200,000
Note Payable (ae)	$722,422	3/10/2020	2/8/2024	11.5%	$679,609
Note Payable (af)	$90,000	3/11/2020	9/11/2020	18%	$0
Note Payable (ag)	$300,000	3/26/2020	3/26/2021	6%	$300,000
Note Payable (ah)	$150,000	4/1/2020	10/1/2020	20%	$0
Note Payable (ai)	$8,000	4/15/2020	5/15/2021		$8,000
Note Payable (aj)	$18,343	4/15/2020	5/15/2021		$18,343
Note Payable (ak)	$180,000	4/25/2020	10/25/2020	18%	$0
Note Payable (al)	$450,000	5/1/2020	10/31/2020	18%	$0
Note Payable (bn)	$100,000	5/20/2020	11/20/2020	18%	$0
Note Payable (am)	$100,000	6/10/2020	12/10/2020		$100,000
Note Payable (an)	$75,000	6/15/2020	6/15/2021	18%	$75,000
Note Payable (ao)	$101,000	6/18/2020	12/18/2020		$101,000
Note Payable (ap)	$50,000	6/29/2020	9/29/2020		$0
Note Payable (aq)	$102,000	7/3/2020	10/3/2020		$72,188
Note Payable (ar)	$150,000	7/31/2020	7/31/2021	12%	$0
Note Payable (as)	$150,000	8/5/2020	8/5/2021	12%	$134,400
Note Payable (at)	$350,000	9/3/2020	9/3/2021	12%	$392,000
Note Payable (au)	$100,000	9/10/2020	9/10/2021	12%	$100,000
Note Payable (av)	$250,000	10/1/2020	1/2/2021	8%	$250,000
Note Payable (aw)	$100,000	10/6/2020	10/6/2021	12%	$100,000
Note Payable (ax)	$200,000	10/13/2020	10/13/2021	12%	$200,000
Note Payable (ay)	$250,000	10/21/2020	4/21/2021	8%	$250,000
Note Payable (az)	$450,000	11/1/2020	4/30/2021	20%	$450,000
Note Payable (ba)	$150,000	11/1/2020	4/30/2021	20%	$150,000
Note Payable (bb)	$118,049	11/19/2020	11/19/2021	18%	$118,049
Note Payable (bc)	$109,200	11/20/2020	5/21/2021	18%	$109,200
Note Payable (bd)	$60,000	12/16/2020	12/16/2021	18%	$60,000
Note Payable (be)	$40,000	1/6/2021	1/7/2022	18%
Note Payable (bf)	$117,600	3/1/2021	4/21/2021	8%
Note Payable (bg)	$50,000	3/4/2021	3/4/2022	12%
Note Payable (bh)	$273,187	3/31/2021	12/1/2021
Note Payable (bi)	$1,000,000	4/9/2021	10/6/2021	8%
Note Payable (bj)	$591,000	4/18/2021	9/1/2023
Note Payable (bk)	$639,956	4/21/2021	4/22/2021	8%
Note Payable (bl)	$151,688	4/22/2021	5/1/2021
Note Payable (bm)	$190,000	4/30/2021	10/30/2021
Unamortized Discount					$(777,610)	$(370,584)
Total					$4,672,096	$3,595,561

a)	On March 4, 2018, the Company entered into a promissory note with an unrelated party to develop a new product. The new product has yet to be produced. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
b)	On January 9, 2019, the Company accepted a loan from Amazon Lending for $7,000 that was extended to $11,000 on July 11, 2019 and to $26,000 on January 10, 2020. This loan is paid in full.
c)	On November 1, 2018, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
d)	On December 31, 2018, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated March 10, 2020, with the unrelated party.
e)	On January 14, 2019, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note, pay the balance on the note, or convert the note balance into equity.
f)	On March 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated September 30, 2019.
g)	On May 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated May 1, 2020.
h)	On July 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 14, 2020.
i)	On July 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
j)	On August 22, 2019, the Company entered into a promissory note with an unrelated party. The note, which is in default, requires the Company to issue 10,000 shares of Common Stock to the unrelated party each day the note is in default.
k)	On August 26, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 20, 2020.
l)	On September 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
m)	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
n)	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
o)	On September 23, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 11, 2020.
p)	On September 30, 2019, the Company entered into a promissory note. The balance of the note was consolidated into a new note dated April 1, 2020.
q)	On October 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 22, 2021.
r)	On November 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 25, 2021.
s)	On November 12, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.067 per share.
t)	On November 19, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 19, 2020.

u)	On November 20, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 20, 2020.
v)	On December 17, 2019, the Company entered into a secured promissory note with an unrelated party. The balance of the note was consolidated into a new note dated April 18, 2021.
w)	On December 20, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 10, 2020.
x)	On December 20, 2018, the Company entered into a loan agreement with American Express. The Company makes monthly payments to satisfy the loan agreement.
y)	On January 30, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 18, 2021.
z)	On January 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
aa)	On February 14, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
ab)	On February 18, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
ac)	On February 20, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
ad)	On March 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ae)	On March 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
af)	On March 11, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated September 10, 2020.
ag)	On March 26, 2020, the Company entered into a promissory note with an unrelated party.
ah)	On April 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 1, 2020.
ai)	On April 15, 2020, the Company received an Economic Injury Disaster Loan (EIDL). The loan has been forgiven.
aj)	On April 15, 2020, the Company received a Paycheck Protection Program Loan. The loan has been forgiven.
ak)	On April 25, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated October 13, 2020.
al)	On May 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated October 31, 2020.
am)	On June 10, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
an)	On June 15, 2020, the Company entered into a promissory note with an unrelated party.
ao)	On June 18, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
ap)	On June 29, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
aq)	On July 3, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
ar)	On July 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
as)	On August 5, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
at)	On September 3, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
au)	On September 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
av)	On October 1, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.

aw)	On October 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ax)	On October 13, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ay)	On October 21, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.
az)	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
ba)	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
bb)	On November 19, 2020, the Company entered into a promissory note with an unrelated party.
bc)	On November 20, 2020, the Company entered into a promissory note with an unrelated party.
bd)	On December 16, 2020, the Company entered into a promissory note with an unrelated party.
be)	On January 6, 2021, the Company entered into a promissory note with an unrelated party.
bf)	On March 1, 2021, a related party advanced money that was consolidated into a new note dated April 21, 2021.
bg)	On March 4, 2021, the Company entered into a promissory note with an unrelated party. The Company and unrelated party are in discussions regarding the note, which is in default.
bh)	On March 31, 2021, the Company entered into a forbearance agreement with an unrelated party to refinance existing loan amounts of $273,187.
bi)	On April 9, 2021, the Company entered into a bridge loan agreement with an related party.
bj)	On April 18, 2021, the Company entered into a secured promissory note with an unrelated party to refinance existing loan amounts of $408,875 and $183,000.
bk)	On April 21, 2021, the Company entered into a settlement agreement with a related party and paid off $617,600 of principal plus interest.
bl)	On April 22, 2021, the Company entered into a settlement agreement with an unrelated party and paid off $95,000 of principal plus interest.
bm)	On April 30, 2021, an officer of the Company loaned $190,000 to the Company.
bn)	On May 20, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note and the earned interest was rolled into a new note dated November 20, 2020.